Accounts Receivable and Allowance for Credit Losses (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Product Information [Line Items]
Accounts receivable	$ 45,431,240	$ 39,017,369
Accounts receivable current	24,413,659	24,082,821
Settlements assets	3,338,302	3,047,192
Top Five Customers [Member]
Product Information [Line Items]
Accounts receivable	$ 28,150,250	$ 25,709,937
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	62.00%	65.90%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	16.10%	23.00%